LOANS AND NOTES PAYABLE	3 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021
Loans And Notes Payable
LOANS AND NOTES PAYABLE

NOTE 5 – LOANS AND NOTES PAYABLE

Loan from Former Director - Related Party

Loan from the Company’s former director at September 30, 2021 and June 30, 2021 were $53,384 and $55,500, respectively. The loan bears no interest and is payable on demand. The Company did not repay any amount on this loan during the three months ended September 30, 2021 and 2020, respectively (see Note 9).

NOTE 5 – LOANS AND NOTES PAYABLE

Loan from Former Director - Related Party

Loan from the Company’s former director at June 30, 2021 and 2020 were $55,500 and $50,993, respectively. The loan bear no interest and is payable on demand. The Company did not repay any amount on this loan during the years ended June 30, 2021 and 2020, respectively, (see Note 10).